Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Deferred Income Taxes

	December 31,
	2017	2016	2015
In respect of:
Net operating loss carry forward	$5,844	$3,280	$3,691
Deferred Rent	46	-	-
Research and Development expenses	2,887	-	742
Stock-based compensation	897	-	-
Issuance Costs	1,261	-	-
In-Process R&D	761	806	—
Accrued expenses	5	-	-
Other	24	72	66
Less—valuation allowance	(11,725)	(4,158)	(4,499)
Net deferred tax assets	$—	$—	$—

Schedule of Change in Valuation Allowance

The change in valuation allowance for the years ended December 31, 2017 and 2016 were as follows:

	2017	2016	2015
Balance at the beginning of the year	$(4,158)	$(4,499)	$(2,551)
Changes during the year	(7,567)	341	(1,948)
Balance at the end of the year	$(11,725)	$(4,158)	$(4,499)